STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity

The following table summarizes stock option activity for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)

Outstanding at December 31, 2018	438	$4,710
Granted	—	$—
Forfeited	(175)	$6,807
Outstanding at December 31, 2019	263	$3,281	2.9
Granted	—	$—
Forfeited	(38)	$12,327
Outstanding at December 31, 2020	225	$1,793	2.4

Exercisable at December 31, 2020	225	$1,793	2.4